Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Reserved, Issued and Authorized Common Stock
Table 19.1 presents our reserved, issued and authorized shares of common stock at December 31, 2017.

Table 19.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	10,973,760
Director plans	572,270
Stock plans (1)	459,744,943
Convertible securities and warrants	89,163,322
Total shares reserved	560,454,295
Shares issued	5,481,811,474
Shares not reserved or issued	2,957,734,231
Total shares authorized	9,000,000,000

(1)	Includes employee options, restricted shares and restricted share rights, 401(k) profit sharing and compensation deferral plans.

Components of Stock Incentive Compensation Expense and Related Recognized Tax Benefit
Table 19.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

Table 19.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2017	2016	2015
RSRs	$743	692	675
Performance shares	112	87	169
Stock options	(6)	—	—
Total stock incentive compensation expense (1)	$849	779	844
Related recognized tax benefit	$320	294	318

(1)	Amount for the year-ended December 31, 2017, is net of $26 million related to clawback credits taken against a prior PSA awarded under our LTICP.

Summary of RSRs and Restricted Share Awards
A summary of the status of our RSRs and restricted share awards at December 31, 2017, and changes during 2017 is presented in Table 19.3.

Table 19.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2017	35,678,586	$46.40
Granted	15,082,229	57.54
Vested	(14,777,208)	46.61
Canceled or forfeited	(1,089,231)	51.99
Nonvested at December 31, 2017	34,894,376	50.95

Summary of Performance Awards
A summary of the status of our PSAs at December 31, 2017, and changes during 2017 is in Table 19.4, based on the performance adjustments recognized as of December 2017.

Table 19.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2017	5,528,405	$43.99
Granted	2,073,942	57.14
Vested	(1,993,598)	46.63
Canceled or forfeited	(116,645)	52.97
Nonvested at December 31, 2017	5,492,104	47.81

(1)	Reflects approval date fair value for grants subject to variable accounting.

Stock Option Activity and Related Information
Table 19.5 summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.

Table 19.5: Stock Option Activity

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in yrs.)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2016	44,266,998	$34.62
Canceled or forfeited	(2,550,555)	106.71
Exercised	(21,537,264)	27.79
Options exercisable and outstanding as of December 31, 2017	20,179,179	32.80	0.8	$777
Director awards
Options outstanding as of December 31, 2016	199,820	32.06
Exercised	(94,920)	34.48
Options exercisable and outstanding as of December 31, 2017	104,900	29.87	0.3	3

Employee Stock Ownership Plan
Table 19.6 presents the balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan.

Table 19.6: Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2017	2016	2015
Allocated shares (common)	124,670,717	128,189,305	137,418,176
Unreleased shares (preferred)	1,556,104	1,439,181	1,252,386
Fair value of unreleased ESOP preferred shares	$1,556	1,439	1,252

	Dividends paid
	Year ended December 31,
	2017	2016	2015
Allocated shares (common)	$195	208	201
Unreleased shares (preferred)	166	169	143